DISCONTINUED OPERATIONS AND OTHER DIVESTITURES - Gain (Loss) on Disposition of Discontinued Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Discontinued operations in the Consolidated Statement of Comprehensive Income
Gain (loss) on disposition of discontinued operations – net of tax	$ 0.1	$ 2.4	$ 67.3
Discontinued Operations, Disposed of by Sale
Discontinued operations in the Consolidated Statement of Comprehensive Income
Gain (loss) on disposition of discontinued operations	(5.6)	2.0	92.0
(Provision for) benefit from income taxes	5.7	0.4	(24.7)
Gain (loss) on disposition of discontinued operations – net of tax	0.1	2.4	67.3
Discontinued Operations, Disposed of by Sale | Cranes
Discontinued operations in the Consolidated Statement of Comprehensive Income
Gain (loss) on disposition of discontinued operations	(1.0)
(Provision for) benefit from income taxes	2.2
Gain (loss) on disposition of discontinued operations – net of tax	1.2
Discontinued Operations, Disposed of by Sale | MHPS
Discontinued operations in the Consolidated Statement of Comprehensive Income
Gain (loss) on disposition of discontinued operations	(4.6)	(1.2)	88.5
(Provision for) benefit from income taxes	3.4	(1.9)	(24.2)
Gain (loss) on disposition of discontinued operations – net of tax	(1.2)	(3.1)	64.3
Discontinued Operations, Disposed of by Sale | Atlas
Discontinued operations in the Consolidated Statement of Comprehensive Income
Gain (loss) on disposition of discontinued operations		3.2	3.5
(Provision for) benefit from income taxes		(0.5)	(0.5)
Gain (loss) on disposition of discontinued operations – net of tax		2.7	$ 3.0
Discontinued Operations, Disposed of by Sale | Other
Discontinued operations in the Consolidated Statement of Comprehensive Income
Gain (loss) on disposition of discontinued operations	0.0	0.0
(Provision for) benefit from income taxes	0.1	2.8
Gain (loss) on disposition of discontinued operations – net of tax	$ 0.1	$ 2.8